Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Assets Used by the Company Explanatory

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Assets used by the Company	$285,329	$285,085
Assets subject to operating leases	6,199	7,253
	$291,528	$292,338

Summary of Property, Plant and Equipment

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Depreciation expenses	—	(39)	(1,452)	(725)	(25,654)	(77)	(754)	—	(28,701)
Disposal	—	7	7	807	18,382	104	388	—	19,695
Effect of foreign exchange differences	—	—	—	—	(110)	—	(2)	—	(112)
Others	—	—	(240)	(4)	(42)	(1)	(69)	—	(356)
Balance on December 31, 2022	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Balance on December 31, 2022, net	$103,664	$201	$40,267	$1,535	$122,111	$298	$2,826	$14,427	$285,329
Cost
Balance on January 1, 2023	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	$938,892
Additions	99	—	36	127	106	3	243	29,780	30,394
Disposal	(2)	—	(1)	(1,049)	(24,877)	(112)	(418)	—	(26,459)
Effect of foreign exchange differences	—	—	—	—	(5)	—	(3)	—	(8)
Others	(876)	34	(810)	878	26,143	188	801	(28,270)	(1,912)
Balance on December 31, 2023	$102,885	$1,709	$71,755	$11,045	$721,435	$4,050	$12,091	$15,937	$940,907
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Depreciation expenses	—	(34)	(1,439)	(698)	(25,704)	(94)	(797)	—	(28,766)
Disposal	—	—	—	1,049	24,867	113	411	—	26,440
Impairment losses	—	—	—	—	(299)	—	—	—	(299)
Effect of foreign exchange differences	—	—	—	—	5	—	1	—	6
Others	—	—	418	(18)	(43)	(1)	4	—	360
Balance on December 31, 2023	$—	$(1,508)	$(33,284)	$(9,221)	$(599,131)	$(3,655)	$(9,023)	$—	$(655,822)
Balance on December 31, 2023, net	$102,885	$201	$38,471	$1,824	$122,304	$395	$3,068	$15,937	$285,085

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	2-10 years
Miscellaneous equipment
Leasehold improvements	1-18 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Year 1	$118	$168
Year 2	99	157
Year 3	90	134
Year 4	70	105
Year 5	44	83
Onwards	149	435
	$570	$1,082

Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment
b.
Assets subject to operating leases

	Land	Buildings	Total
	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2021	$4,973	$4,236	$9,209
Others	(164)	(102)	(266)
Balance on December 31, 2021	$4,809	$4,134	$8,943
Accumulated depreciation and impairment
Balance on January 1, 2021	$—	$(1,616)	$(1,616)
Depreciation expenses	—	(77)	(77)
Others	—	1	1
Balance on December 31, 2021	$—	$(1,692)	$(1,692)
Balance on December 31, 2021, net	$4,809	$2,442	$7,251
Cost
Balance on January 1, 2022	$4,809	$4,134	$8,943
Additions	—	—	—
Others	(433)	(949)	(1,382)
Balance on December 31, 2022	$4,376	$3,185	$7,561
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,692)	$(1,692)
Depreciation expenses	—	(59)	(59)
Others	—	389	389
Balance on December 31, 2022	$—	$(1,362)	$(1,362)
Balance on December 31, 2022, net	$4,376	$1,823	$6,199
Cost
Balance on January 1, 2023	$4,376	$3,185	$7,561
Additions	—	4	4
Others	548	942	1,490
Balance on December 31, 2023	$4,924	$4,131	$9,055
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,362)	$(1,362)
Depreciation expenses	—	(73)	(73)
Others	—	(367)	(367)
Balance on December 31, 2023	$—	$(1,802)	$(1,802)
Balance on December 31, 2023, net	$4,924	$2,329	$7,253

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Buildings
Main buildings	35-60 years
Other building facilities	3-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Year 1	$389	$381
Year 2	281	279
Year 3	211	221
Year 4	177	176
Year 5	149	146
Onwards	1,122	1,025
	$2,329	$2,228

Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2021	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Additions	—	—	37	72	84	—	198	35,222	35,613
Disposal	—	(1)	(29)	(1,734)	(27,916)	(84)	(470)	—	(30,234)
Effect of foreign exchange differences	—	—	—	—	(64)	—	(2)	(6)	(72)
Others	654	33	461	473	30,654	117	783	(32,959)	216
Balance on December 31, 2021	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938
Accumulated depreciation and impairment
Balance on January 1, 2021	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Depreciation expenses	—	(43)	(1,401)	(716)	(24,802)	(65)	(701)	—	(27,728)
Disposal	—	1	29	1,724	27,900	84	466	—	30,204
Effect of foreign exchange differences	—	—	—	—	31	—	1	—	32
Others	—	(1)	41	(1)	1	—	(45)	—	(5)
Balance on December 31, 2021	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Balance on December 31, 2021, net	$102,645	$220	$40,780	$1,585	$123,001	$228	$2,604	$10,786	$281,849
Cost
Balance on January 1, 2022	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	925,938
Additions	460	—	133	102	149	1	253	30,167	31,265
Disposal	(4)	(6)	(7)	(808)	(18,395)	(104)	(392)	—	(19,716)
Effect of foreign exchange differences	—	—	—	—	209	—	4	19	232
Others	563	19	1,046	578	24,571	147	794	(26,545)	1,173
Balance on December 31, 2022	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	$938,892